UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02281
THE HARTFORD INCOME SHARES FUND, INC.
(Exact name of registrant as specified in charter)
P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)
Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (860) 843-9934
Date of fiscal year end: July 31
Date of reporting period: October 31, 2008
Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Hartford Income Shares Fund, Inc.
Schedule of Investments
October 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES – 3.3%
	Finance – 3.3%
	Bayview Commercial Asset Trust
$4,673	7.00%, 07/25/2037 ⌂ ►	$462
7,014	7.18%, 01/25/2037 ⌂ ►	572
	Bayview Financial Acquisition Trust
500	5.39%, 05/28/2037 † ⌂ Δ	36
	CBA Commercial Small Balance Commercial Mortgage
4,744	7.25%, 07/25/2039 ⌂ ►	451
4,176	9.75%, 01/25/2039 ⌂ ►	439
	Credit-Based Asset Servicing and Securitization
89	3.53%, 05/25/2036 ⌂ Δ	72
	Option One Mortgage Loan Trust
1,000	6.99%, 03/25/2037 ⌂	119
	Renaissance Home Equity Loan Trust
2,500	7.50%, 04/25/2037 – 06/25/2037 ⌂	116

	Total asset & commercial mortgage backed securities (Cost $5,746)	$2,267

CORPORATE BONDS: INVESTMENT GRADE – 72.2%
	Basic Materials – 4.8%
	Newmont Mining Corp.
$500	8.63%, 05/15/2011	$527
	Olin Corp.
234	6.75%, 06/15/2016	232
	Phelps Dodge Corp.
250	9.50%, 06/01/2031	269
	Union Carbide Corp.
2,000	7.75%, 10/01/2096	1,458
	Westvaco Corp.
1,000	8.20%, 01/15/2030	799

		3,285

	Capital Goods – 1.4%
	Northrop Grumman Space & Mission Systems Corp.
1,000	7.75%, 06/01/2029	993

	Consumer Cyclical – 2.5%
	CRH America, Inc.
400	8.13%, 07/15/2018	329
	Delhaize America, Inc.
500	9.00%, 04/15/2031	443
	Federated Department Stores, Inc.
1,000	8.50%, 06/01/2010	939

		1,711

	Energy – 5.2%
	Anadarko Petroleum Corp.
235	6.45%, 09/15/2036	167
	Burlington Resources Finance Co.
850	9.13%, 10/01/2021	896
	ConocoPhillips Holding Co.
1,000	6.95%, 04/15/2029	872
	Halliburton Co.
750	5.63%, 12/01/2008	751
	Valero Energy Corp.
1,000	8.75%, 06/15/2030	888

		3,574

	Finance – 18.0%
	Bank of America Corp.
424	8.00%, 01/30/2018 Δ ♠	317
	CIT Group, Inc.
250	2.93%, 08/17/2009 Δ	208
1,821	6.10%, 03/15/2067 Δ	309
	Citigroup, Inc.
829	8.30%, 12/21/2057 Δ	569
	CNA Financial Corp.
1,000	7.25%, 11/15/2023	721
	Comerica Capital Trust II
888	6.58%, 02/20/2037 Δ	292
	Countrywide Financial Corp.
10	4.50%, 06/15/2010	9
16	5.80%, 06/07/2012	15
	ERAC USA Finance Co.
1,000	8.00%, 01/15/2011 ■	898
	Farmers Exchange Capital
3,000	7.20%, 07/15/2048 ■	1,922
	General Electric Capital Corp.
500	5.88%, 01/14/2038	357
	Goldman Sachs Capital Trust II
1,780	5.79%, 06/01/2012 Δ ♠	817
	HSBC Finance Corp.
500	7.00%, 05/15/2012	468
	ILFC E-Capital Trust II
2,585	6.25%, 12/21/2065 ■ Δ	837
	JP Morgan Chase & Co.
2,000	7.90%, 04/30/2018 ♠	1,621
	Liberty Mutual Group, Inc.
250	7.00%, 03/15/2034 ■	171
	MONY Group, Inc.
1,000	8.35%, 03/15/2010	1,043
	State Street Capital Trust III
163	8.25%, 03/15/2011 Δ ♠	140
	State Street Capital Trust IV
360	3.82%, 06/15/2037 Δ	230
	Travelers Property Casualty Corp.
1,000	7.75%, 04/15/2026	944
	USB Capital IX
650	6.19%, 04/15/2011 Δ ♠	338
	Wachovia Corp.
28	7.98%, 03/15/2018 Δ ♠	21
	Western Financial Bank
115	9.63%, 05/15/2012	109

		12,356

	Services – 12.4%
	COX Communications, Inc.
1,500	6.80%, 08/01/2028	1,129
	Electronic Data Systems Corp.
750	7.45%, 10/15/2029	618
	FedEx Corp.
1,000	7.84%, 01/30/2018	1,030
	Hearst-Argyle Television, Inc.
1,000	7.00%, 01/15/2018	937
	News America Holdings, Inc.
1,500	8.88%, 04/26/2023	1,543
	Time Warner Entertainment Co., L.P.
2,550	8.38%, 07/15/2033	2,255

The Hartford Income Shares Fund, Inc.
Schedule of Investments
October 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Services (continued)
	Time Warner, Inc.
$700	6.63%, 05/15/2029	$519
	Waste Management, Inc.
500	7.13%, 12/15/2017	501

		8,532

	Technology – 15.0%
	AT&T Corp.
1,750	8.00%, 11/15/2031	1,615
	Cingular Wireless Services, Inc.
1,500	8.75%, 03/01/2031	1,395
	Comcast Cable Communications, Inc.
1,000	8.50%, 05/01/2027	934
	Embarq Corp.
2,000	8.00%, 06/01/2036	1,320
	Qwest Corp.
100	6.88%, 09/15/2033	62
	Raytheon Co.
1,000	7.20%, 08/15/2027	933
	Sprint Capital Corp.
1,500	6.88%, 11/15/2028	878
	Tele-Communications, Inc.
1,500	9.80%, 02/01/2012	1,518
	Telus Corp.
400	8.00%, 06/01/2011	393
	Tyco International Group S.A.
1,250	7.00%, 12/15/2019	968
	Verizon Communications, Inc.
292	8.75%, 11/01/2018	298

		10,314

	Transportation – 11.0%
	American Airlines, Inc.
2,500	7.86%, 10/01/2011	1,988
	Canadian Pacific Railway Co.
125	5.95%, 05/15/2037	74
	Continental Airlines, Inc.
956	6.80%, 08/02/2018	660
1,355	7.71%, 04/02/2021	1,057
1,000	7.92%, 05/01/2010	890
2,005	8.05%, 11/01/2020	1,834
	Norfolk Southern Corp.
1,000	8.63%, 05/15/2010	1,060

		7,563

	Utilities – 1.9%
	CMS Panhandle Holding Co.
1,000	7.00%, 07/15/2029	628
	FirstEnergy Corp.
750	6.45%, 11/15/2011	706

		1,334

	Total corporate bonds: investment grade (Cost $59,264)	$49,662

CORPORATE BONDS: NON-INVESTMENT GRADE – 17.8%
	Basic Materials – 0.1%
	Olin Corp.
$66	9.13%, 12/15/2011	$70

	Capital Goods – 0.3%
	Briggs & Stratton Corp.
170	8.88%, 03/15/2011	161

	Consumer Cyclical – 0.3%
	Dillard’s, Inc.
120	6.63%, 01/15/2018	57
85	7.13%, 08/01/2018	41
	Supervalu, Inc.
150	7.50%, 11/15/2014	123

		221

	Finance – 3.3%
	Ford Motor Credit Co.
1,200	5.70%, 01/15/2010	891
	General Motors Acceptance Corp.
1,501	6.75%, 12/01/2014	758
250	6.88%, 09/15/2011	146
	Qwest Capital Funding, Inc.
750	6.50%, 11/15/2018	484
	Washington Mutual Preferred Funding
1,000	6.53%, 03/15/2011 • ■ ♠	1

		2,280

	Health Care – 0.4%
	Rite Aid Corp.
750	9.50%, 06/15/2017	270

	Services – 5.1%
	Belo Corp.
1,500	7.25%, 09/15/2027 †	776
	Clear Channel Communications, Inc.
750	7.65%, 09/15/2010	566
	Dex Media West LLC, Inc.
750	9.88%, 08/15/2013	281
	Harrah’s Operating Co., Inc.
665	10.75%, 02/01/2016 ■	216
	Liberty Media Corp.
1,000	8.50%, 07/15/2029	559
	Mandalay Resort Group
250	7.63%, 07/15/2013	113
	MGM Mirage, Inc.
1,000	8.50%, 09/15/2010	693
	TL Acquisitions, Inc.
500	10.50%, 01/15/2015 ■	298

		3,502

	Technology – 5.9%
	CCH I Holdings LLC
3,000	9.92%, 04/01/2014	750
	Charter Communications Operating LLC
150	8.00%, 04/30/2012 ■	115
	Citizens Communications Co.
500	9.00%, 08/15/2031	270
	Intelsat Bermuda Ltd.
305	11.25%, 06/15/2016	261
	Level 3 Financing, Inc.
250	9.25%, 11/01/2014	142
	Lucent Technologies, Inc.
1,500	6.45%, 03/15/2029	735
	Mediacom LLC
1,500	7.88%, 02/15/2011	1,275

The Hartford Income Shares Fund, Inc.
Schedule of Investments
October 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Technology (continued)
	MetroPCS Wireless, Inc.
$250	9.25%, 11/01/2014	$208
	Nortel Networks Corp.
650	6.88%, 09/01/2023	241
	PanAmSat Corp.
100	6.88%, 01/15/2028	56

		4,053

	Transportation – 0.5%
	Delta Air Lines, Inc.
455	10.50%, 04/30/2016 • ⌂	171
	Royal Caribbean Cruises Ltd.
250	7.00%, 06/15/2013	173

		344

	Utilities – 1.9%
	El Paso Corp.
1,000	8.05%, 10/15/2030	693
	NRG Energy, Inc.
285	7.25%, 02/01/2014	250
	Texas Competitive Electric Co.
500	10.25%, 11/01/2015 ■	381

		1,324

	Total corporate bonds: non-investment grade (Cost $19,769)	$12,225

U.S. GOVERNMENT AGENCIES – 0.7%
	Federal Home Loan Mortgage Corporation – 0.0%
	Mortgage Backed Securities:
$8	9.00%, 2022	$8
14	10.50%, 2017	16
—	11.25%, 2010	—
5	11.50%, 2015	6
5	11.75%, 2010	5

		35

	Federal National Mortgage Association – 0.2%
	Mortgage Backed Securities:
53	8.00%, 2024 - 2025	56
12	10.50%, 2017	14
16	11.00%, 2011-2018	18
9	12.00%, 2014	10
11	12.50%, 2015	12

		110

	Government National Mortgage Association – 0.2%
	Mortgage Backed Securities:
49	9.00%, 2021	53
62	9.50%, 2020	68

		121

	Other Government Agencies – 0.3%
	Small Business Administration
	Participation Certificates:
201	5.54%, 2026	200

	Total U.S. government agencies (Cost $449)	$466

U.S. GOVERNMENT SECURITIES – 2.1%
	U.S. Treasury Securities – 2.1%
	U.S. Treasury Bonds:
$215	4.75%, 2037	$228

	U.S. Treasury Securities (continued)
	U.S. Treasury Notes:
$292	3.13%, 2013	$297
570	3.88%, 2018	569
19	4.00%, 2018	19
319	4.63%, 2012	346

		1,231

	Total U.S. government securities (Cost $1,426)	$1,459

Shares
COMMON STOCK ♦ – 0.2%
	Consumer Durables & Apparel — 0.0%
1	Hosiery Corp. of America, Inc.
	Class A † • ⌂	$—

	Telecommunication Services – 0.0%
—	AboveNet, Inc. • ⌂	9
2	Global Crossing Ltd. •	10
—	XO Holdings, Inc. •	—

		19

	Transportation – 0.2%
12	Delta Air Lines, Inc. •	135

	Total common stock (Cost $219)	$154

WARRANTS ♦ – 0.0%
	Telecommunication Services — 0.0%
—	AboveNet, Inc. • ⌂	$1
—	XO Holdings, Inc. • ⌂	—

—	Total warrants (Cost $-)	$1

PREFERRED STOCK ♦ – 0.1%
	Banks – 0.1%
54	Federal Home Loan Mortgage Corp.
	8.38%	$83

	Total preferred stock (Cost $1,347)	$83

	Total long-term investments (Cost $88,220) ▲	$66,317

Principal
Amount
SHORT-TERM INVESTMENTS – 0.6%
	U.S. Treasury Bills - 0.6%
$400	1.73%, 01/15/2009 ○ □		$400

	Total short-term investments (Cost $399)		$400

	Total investments (Cost $88,619)▲	97.0%	$66,717
	Other assets and liabilities	3.0%	2,092

	Total net assets	100.0%	$68,809

The Hartford Income Shares Fund, Inc.
Schedule of Investments
October 31, 2008 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.69% of total net assets at October 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At October 31, 2008, the cost of securities for federal income tax purposes was $88,684 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$698
Unrealized Depreciation	(22,665)

Net Unrealized Depreciation	$(21,967)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at October 31, 2008, was $812, which represents 1.18% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

♠	Perpetual maturity security. Maturity date shown is the first call date.

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2008, was $4,839, which represents 7.03% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at October 31, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
09/2007–10/2007	—	AboveNet, Inc. Warrants	$—
10/2007	—	AboveNet, Inc.	—
05/2007	4,673	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 - 144A	669
12/2006	7,014	Bayview Commercial Asset Trust, 7.18%, 01/25/2037- 144A	736
04/2007	500	Bayview Financial Acquisition Trust, 5.39%, 05/28/2037	500
05/2007	$4,744	CBA Commercial Small Balance Commercial Mortgage, 7.25%, 07/25/2039 - 144A	401
11/2006	$4,176	CBA Commercial Small Balance Commercial Mortgage, 9.75%, 01/25/2039 - 144A	384
07/2007	$89	Credit-Based Asset Servicing and Securitization, 3.53%, 05/25/2036 - 144A	87
10/1996–12/2007	$455	Delta Air Lines, Inc., 10.50%, 04/30/2016	475
10/1994	1	Hosiery Corp. of America, Inc. Class A - 144A	8
03/2007	$1,000	Option One Mortgage Loan Trust, 6.99%, 03/25/2037	876
03/2007- 05/2007	$2,500	Renaissance Home Equity Loan Trust, 7.50%, 04/25/2037 - 06/25/2037	2,093
05/2006	—	XO Holdings, Inc. Warrants	—

The aggregate value of these securities at October 31, 2008 was $2,448 which represents 3.56% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at October 31, 2008.

Futures Contracts Outstanding at October 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
10 Year U.S. Treasury Note	103	Short	Dec 2008	$230

* The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♦	Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s FAS 157 Disclosure of Investment Valuation Hierarchy Levels

The Hartford Income Shares Fund, Inc.
Schedule of Investments
October 31, 2008 (Unaudited)
(000’s Omitted)
FAS 157 Disclosure of Investment Valuation Hierarchy Levels

Amount
Assets:
Securities — Level 1	$238
Securities — Level 2	55,807
Securities — Level 3	10,672

Total	$66,717

Other financial instruments* — Level 1	$230
Other financial instruments* — Level 2	—

Total	$230

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Amount
Assets:
Securities:
Balance as of July 31, 2008	$8,720
Realized gain	97
Change in unrealized depreciation	(974)
Net sales	(181)
Transfers in to Level 3	3,010

Balance as of October 31, 2008	$10,672

Item 2.	Controls and Procedures.
(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant’s management, including the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.
(a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD INCOME SHARES FUND, INC.
Date: December 12, 2008	By:	/s/ John C. Walters
John C. Walters
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 12, 2008	By:	/s/ John C. Walters
John C. Walters
Its: President

Date: December 12, 2008	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer